CONVERTIBLE NOTES PAYABLE - SBI Investments (Details)	9 Months Ended
Sep. 30, 2015 USD ($) shares
Company issued several convertible promissory notes to SBI Investments LLC
Note due on June 25, 2015	$ 164,631
Note due on June 25, 2016	60,369
Note due on June 26, 2016	125,000
Note due on August 6, 2016	107,000
Convertible note due on September 21, 2016	104,385
Convertible note due on September 20, 2016	$ 50,000
SBI Investments note bears interest at a rate per annum	8.00%
Total principal amount of SBI Investments note converted	$ 85,498
Total shares of common stock issued on SBI Investments note conversion | shares	50,066,552
SBI Investments note convertible at a conversion price equal to a percentage of the average of the lowest three trading prices during the twenty trading days prior to the date	50.00%
Principal amount outstanding after conversion of SBI Investments note	$ 468,887